COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

The Company has operating leases on four facilities; head office located in Toronto, Canada, design and testing operations located in Allentown, Pennsylvania (formerly in San Jose, California) and operating facilities located in Singapore and China. The lease on the Company’s design and testing operations was initiated on April 1, 2021 and expires on March 31, 2025. The lease on the Company’s operating facilities in Singapore terminated on May 31, 2023. The lease was renewed on June 1, 2023 and expires on March 31, 2027. The Company subsequently amended the termination of this lease to March 31, 2025. The Company has expanded its operating facilities in Singapore, as a result it entered into a new lease arrangement on October 1, 2024, expiring March 31, 2030. A security deposit in the amount of $107,890 was placed with the landlord. The lease on the Company’s operating facilities in China was initiated in November 19, 2021 and expired on November 18, 2023. The lease on the operating facility in China was renewed for another three year term, expiring on November 18, 2026. As of December 31, 2024, the Company’s head office was on a month to month lease term.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

15. COMMITMENTS AND CONTINGENCIES (continued)

Remaining annual lease payments to the lease expiration dates are as follows:

2025	$256,434
2026 and beyond	834,207

$1,090,641